Property and Equipment, Net - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) building	Dec. 31, 2021 USD ($) building	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 89,617,316	$ 14,062,913	¥ 59,719,535	¥ 37,340,304
Impairment charges | ¥	0		0	¥ 0
Property and equipment, net	¥ 1,045,356,265		668,605,661		$ 164,039,209
Asset Pledged as Collateral
Property Plant And Equipment [Line Items]
Number of properties pledges as collateral | building	2	2
Property and equipment, net	¥ 288,313,328				$ 45,242,653